Exploration and evaluation assets	12 Months Ended
Dec. 31, 2024
Exploration and evaluation assets [Abstract]
Exploration and evaluation assets
11.	Exploration and evaluation assets

	December 31, 2024	December 31, 2023
Balance, beginning of year	$129,298,494	$120,216,752

Additions:
Mineral rights and land fees	30,127	41,073
Site operations, environmental, consulting and technical costs	4,885,615	3,894,243
Share-based compensation (Note 14)	1,682,382	127,670
Proceeds from royalty option agreement*	(1,000,000)	—
Effect of foreign exchange	(16,111,063)	5,018,756

Balance, end of year	$118,785,555	$129,298,494

*	On November 1, 2024, the Company and its Subsidiary entered into an option agreement (see Note 20) and received $1,000,000.